ACQUISITIONS OF SUBSIDIARIES (Details Narrative) - USD ($)				1 Months Ended
	Sep. 01, 2023	Jul. 10, 2023	Jun. 26, 2023	Oct. 31, 2023	Mar. 31, 2024	Sep. 30, 2023	Jun. 08, 2022	Sep. 13, 2021
Business Acquisition [Line Items]
Common Stock, Par or Stated Value Per Share					$ 0.001125	$ 0.001125	$ 0.001125	$ 0.0001
Sale of Stock, Number of Shares Issued in Transaction				119,984
Sale of Stock, Consideration Received on Transaction				$ 119,388
One Eighty Ltd [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions			229,500,000
Common Stock, Par or Stated Value Per Share			$ 0.0001
Sale of Stock, Percentage of Ownership after Transaction			51.00%
Sale of Stock, Number of Shares Issued in Transaction			17,510,000
Sale of Stock, Price Per Share			$ 0.001125
Sale of Stock, Consideration Received on Transaction			$ 53,055,300
One Eighty Ltd [Member] | Two Tranches [Member]
Business Acquisition [Line Items]
Sale of Stock, Consideration Received on Transaction			$ 53,055
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions		8,755,000
Sale of Stock, Percentage of Ownership after Transaction		51.00%
Sale of Stock, Number of Shares Issued in Transaction		8,755,000
One Eighty Ltd [Member] | Share-Based Payment Arrangement, Tranche Two [Member]
Business Acquisition [Line Items]
Stock Issued During Period, Shares, Acquisitions	8,755,000
Sale of Stock, Percentage of Ownership after Transaction	51.00%
Sale of Stock, Number of Shares Issued in Transaction	8,755,000